Right-of-use asset (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Asset
Balance at beginning of the year	$ 7,708	$ 4,795
Additions	13,363	9,074
Depreciation for the year	(10,620)	(6,161)
Balance at end of the year	$ 10,451	$ 7,708